Document And Entity Information	12 Months Ended
Dec. 31, 2018
Document And Entity Information [Abstract]
Entity Registrant Name	SILICOM LTD.
Entity Central Index Key	0000916793
Document Type	6-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2018
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2018
Current Fiscal Year End Date	--12-31